Acquisitions and Divestitures (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Operating expenses
Income (loss) from discontinued operations, net of tax	$ 0	$ 17	$ 50	$ 7	$ 507
Arklatex Area, South Louisiana Wilcox Area, And Brazilian Operations
Summary of operating results of discontinued operations
Operating revenues		31
Operating expenses
Transportation costs		3
Lease operating expense		13
Depreciation, depletion and amortization		6
Impairment charges		3
Other expense		5
Total operating expenses		30
Gain on sale of assets		13
Other income		3
Income from discontinued operations before income taxes		17
Income tax expense		0
Income (loss) from discontinued operations, net of tax		17
Brazilian operations
Summary of operating results of discontinued operations
Operating revenues			309
Operating expenses
Transportation costs			25
Lease operating expense			74
Depreciation, depletion and amortization			80
Impairment charges		$ 3
Other expense			58
Total operating expenses			260
Other income			3
Income from discontinued operations before income taxes			52
Income tax expense			2
Income (loss) from discontinued operations, net of tax			$ 50